Plant and Equipment, Net - Schedule of Plant and Equipment, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	$ 11,302,742	$ 11,092,614
Less: accumulated depreciation	(2,695,304)	(2,188,483)
Plant and equipment, net	8,607,438	8,904,131
Office equipment and furniture [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	189,505	185,982
Transportation vehicles [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	500,041	490,745
Mechanical equipment [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	1,558,362	1,529,390
Building [Member]
Schedule of Plant and Equipment, Net [Line Items]
Plant and equipment, gross	$ 9,054,834	$ 8,886,497